Quarterly Report
May 31, 2024
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Airlines – 0.6%
Copa Holdings S.A., “A”	2,838	$275,939
Grupo Aeroportuario del Sureste, “B”	4,141	139,256
		$415,195
Alcoholic Beverages – 1.3%
Ambev S.A.	220,700	$485,877
Kweichow Moutai Co. Ltd., “A”	1,000	227,807
Wuliangye Yibin Co. Ltd., “A”	6,100	123,756
		$837,440
Apparel Manufacturers – 0.3%
Pou Chen Corp.	163,000	$188,912
Automotive – 5.5%
BYD Co. Ltd.	21,500	$604,744
Kia Corp.	7,796	666,124
Li Auto, Inc.	13,400	136,571
Mahindra & Mahindra Ltd.	35,594	1,072,259
Maruti Suzuki India Ltd.	2,979	444,023
Sinotruk Hong Kong Ltd.	52,000	120,941
Yutong Bus Co. Ltd., “A”	157,700	530,093
		$3,574,755
Biotechnology – 0.7%
Hugel, Inc. (a)	3,507	$483,794
Brokerage & Asset Managers – 0.3%
B3 S.A. - Brasil Bolsa Balcao	96,700	$197,050
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	0
		$197,050
Business Services – 4.0%
HCL Technologies Ltd.	24,392	$388,508
Infosys Ltd.	41,445	698,552
JOYY, Inc., ADR	3,714	110,900
Tata Consultancy Services Ltd.	25,064	1,106,496
WNS (Holdings) Ltd. (a)	5,378	270,029
		$2,574,485
Chemicals – 0.3%
UPL Ltd.	36,101	$221,027
Computer Software – 0.4%
Kingsoft Corp.	87,800	$282,024
Computer Software - Systems – 7.4%
Asustek Computer, Inc. (a)	19,000	$300,889
Hon Hai Precision Industry Co. Ltd.	289,000	1,534,482
Lenovo Group Ltd.	88,000	126,673
Samsung Electronics Co. Ltd.	52,685	2,822,237
		$4,784,281
Construction – 4.3%
Anhui Conch Cement Co. Ltd.	150,000	$370,953
Beijing New Building Materials PLC, “A”	98,100	438,290
Beijing Roborock Technology Co. Ltd., “A”	2,200	126,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
CEMEX S.A.B. de C.V. (a)	624,249	$469,847
Midea Group Co. Ltd., “A”	31,800	284,286
Techtronic Industries Co. Ltd.	17,500	215,812
Ultratech Cement Ltd.	4,626	549,520
Zhejiang Supor Co. Ltd., “A”	39,200	287,182
Zhejiang Weixing Industrial Development Co., “A”	28,000	65,787
		$2,808,277
Consumer Products – 0.8%
AmorePacific Corp.	3,474	$487,271
Consumer Services – 0.4%
KE Holdings, Inc., ADR	6,475	$109,881
Trip.com Group Ltd. (a)	2,800	142,853
		$252,734
Electrical Equipment – 0.2%
Voltronic Power Technology Corp.	3,000	$156,974
Electronics – 11.8%
MediaTek, Inc.	18,000	$683,957
Novatek Microelectronics Corp.	27,000	494,258
Realtek Semiconductor Corp.	19,000	318,485
Taiwan Semiconductor Manufacturing Co. Ltd.	246,000	6,208,918
		$7,705,618
Energy - Independent – 0.7%
Hindustan Petroleum Corp. Ltd.	38,343	$248,368
Reliance Industries Ltd.	6,654	228,577
		$476,945
Energy - Integrated – 4.1%
LUKOIL PJSC (a)(u)	9,157	$0
MOL Hungarian Oil & Gas PLC	27,054	210,176
Oil & Natural Gas Corp. Ltd.	75,625	240,297
Petrobras	129,100	1,000,661
PetroChina Co. Ltd.	1,014,000	1,034,931
Sasol Ltd.	25,557	171,675
		$2,657,740
Engineering - Construction – 1.4%
Budimex S.A.	1,881	$356,914
Doosan Bobcat, Inc.	12,823	539,588
		$896,502
Food & Beverages – 2.4%
AVI Ltd.	72,538	$327,570
Gruma S.A.B. de C.V.	14,902	289,231
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	156,864	613,034
Orion Corp.	3,604	238,696
PT Indofood Sukses Makmur Tbk	276,200	99,857
		$1,568,388
Food & Drug Stores – 0.3%
BGF Retail Co., Ltd.	1,354	$114,100
BIM Birlesik Magazalar A.S.	6,067	90,551
		$204,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.3%
PT Indah Kiat Pulp & Paper Tbk (a)	378,600	$212,630
Insurance – 4.1%
China Pacific Insurance Co. Ltd.	207,000	$542,947
DB Insurance Co. Ltd.	8,383	630,683
Ping An Insurance Co. of China Ltd., “H”	124,000	631,030
Samsung Fire & Marine Insurance Co. Ltd.	3,296	837,063
		$2,641,723
Internet – 1.1%
MakeMyTrip Ltd. (a)	9,570	$723,396
Leisure & Toys – 5.8%
NetEase, Inc.	30,300	$537,561
NetEase, Inc., ADR	3,228	287,389
Tencent Holdings Ltd.	63,600	2,950,388
		$3,775,338
Major Banks – 2.9%
Bandhan Bank Ltd.	146,797	$331,154
Bank of China Ltd.	455,000	216,048
China CITIC Bank Corp. Ltd., “H”	582,000	355,533
National Bank of Greece S.A (a)	45,088	390,403
Nedbank Group Ltd.	50,538	614,688
		$1,907,826
Medical & Health Technology & Services – 0.4%
OdontoPrev S.A.	107,800	$229,113
Medical Equipment – 0.3%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	4,100	$164,215
Metals & Mining – 4.4%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	404,000	301,693
China Hongqiao Group Ltd.	46,000	76,081
Hindalco Industries Ltd.	36,819	305,251
Industries Qatar Q.P.S.C.	166,576	528,413
Jiangxi Copper Co. Ltd., “H”	219,700	479,705
Kumba Iron Ore Ltd.	12,533	331,565
Vale S.A.	70,900	853,355
		$2,876,063
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	51,700	$180,066
Network & Telecom – 0.2%
Accton Technology Corp. (a)	10,000	$156,852
Other Banks & Diversified Financials – 14.1%
Akbank T.A.S.	89,375	$184,168
Bangkok Bank Public Co. Ltd.	126,500	471,066
Bank Negara Indonesia PT	1,446,000	391,532
Bank of Communications Co. Ltd.	139,000	104,689
BNK Financial Group, Inc.	41,542	253,252
China Construction Bank Corp.	1,007,000	715,404
China Merchants Bank Co. Ltd.	194,000	868,594
Chongqing Rural Commercial Bank Co. Ltd., “H”	290,000	133,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Credicorp Ltd.	2,731	$451,489
Emirates NBD Bank PJSC	168,939	715,210
Hana Financial Group, Inc.	4,266	189,553
HDFC Bank Ltd.	9,630	176,472
IndusInd Bank Ltd.	38,783	681,424
Kasikornbank Co. Ltd.	29,400	103,887
KB Financial Group, Inc.	17,218	987,403
Kotak Mahindra Bank Ltd.	21,934	444,500
Power Finance Corp. Ltd.	81,422	478,683
PT Bank Mandiri Tbk	1,425,700	517,639
REC Ltd.	39,516	256,049
Sberbank of Russia PJSC (a)(u)	177,552	0
Shriram Transport Finance Co. Ltd.	14,969	422,155
Tisco Financial Group PCL	119,000	316,180
Yapi Kredi	307,130	308,052
		$9,171,209
Pharmaceuticals – 2.4%
China Medical System Holdings Ltd.	76,000	$64,237
Dr. Reddy's Laboratories Ltd.	2,082	144,774
Gedeon Richter PLC	7,792	197,669
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., “A” (a)	18,700	81,127
Lupin Ltd	11,220	213,549
Sinopharm Group Co. Ltd., “H”	63,200	171,326
Sun Pharmaceutical Industries Ltd.	38,699	677,756
		$1,550,438
Railroad & Shipping – 0.3%
Evergreen Marine Corp. (Taiwan) Ltd.	25,000	$162,453
Real Estate – 1.1%
Emaar Properties PJSC	342,006	$713,240
Restaurants – 0.6%
Jollibee Foods Corp.	37,550	$138,856
Yum China Holdings, Inc.	6,465	231,188
		$370,044
Specialty Chemicals – 0.1%
Saudi Aramco Base Oil Co.	1,605	$55,715
Specialty Stores – 6.1%
Alibaba Group Holding Ltd.	130,900	$1,281,190
Cencosud S.A.	86,969	163,316
JD.com, Inc., “A”	9,278	136,754
Meituan, “B” (a)	28,260	382,910
PDD Holdings, Inc., ADR (a)	7,182	1,075,720
Vipshop Holdings Ltd., ADR	12,399	199,252
Walmart de Mexico S.A.B. de C.V.	199,074	748,471
		$3,987,613
Telecommunications - Wireless – 2.0%
Etihad Etisalat Co.	44,219	$551,161
PT Telekom Indonesia	3,096,700	552,642
Turkcell Iletisim Hizmetleri A.S.	67,857	210,370
		$1,314,173
Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	45,216	$659,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Transportation - Services – 0.3%
Salik Co. PJSC	249,843	$225,828
Utilities - Electric Power – 1.9%
CEZ A.S. (Czech Republic)	8,001	$333,511
Korea Electric Power Corp. (a)	19,463	275,068
Power Grid Corp. of India Ltd.	172,547	643,377
		$1,251,956
Total Common Stocks		$63,103,342
Preferred Stocks – 1.7%
Computer Software - Systems – 0.6%
Samsung Electronics Co. Ltd.	8,732	$381,561
Metals & Mining – 0.7%
Gerdau S.A.	137,092	$472,821
Utilities - Electric Power – 0.4%
Companhia Energetica de Minas Gerais	145,060	$274,876
Total Preferred Stocks		$1,129,258
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,455,140	$1,455,286

Other Assets, Less Liabilities – (0.9)%		(585,058)
Net Assets – 100.0%		$65,102,828
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,455,286 and $64,232,600, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$5,098,425	$12,807,736	$—	$17,906,161
India	2,994,806	7,971,390	—	10,966,196
Taiwan	2,967,541	7,238,639	—	10,206,180
South Korea	2,197,164	6,709,229	—	8,906,393
Brazil	3,513,753	—	—	3,513,753
Indonesia	1,561,670	212,630	—	1,774,300
United Arab Emirates	1,654,278	—	—	1,654,278
Mexico	1,646,805	—	—	1,646,805
South Africa	942,258	503,240	—	1,445,498
Other Countries	5,182,454	1,030,582	0	6,213,036
Mutual Funds	1,455,286	—	—	1,455,286
Total	$29,214,440	$36,473,446	$0	$65,687,886
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(268,044)
Change in unrealized appreciation or depreciation	398,197
Sales	(130,153)
Balance as of 5/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2024 is $0. At May 31, 2024, the fund held four level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$519,794	$27,115,162	$26,179,551	$(181)	$62	$1,455,286
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,398	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
China	27.5%
India	16.9%
Taiwan	15.7%
South Korea	13.7%
Brazil	5.4%
Indonesia	2.7%
United Arab Emirates	2.5%
Mexico	2.5%
South Africa	2.2%
Other Countries	10.9%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.